Debt and Banking Arrangements - Debt - Additional Information (Detail) $ in Millions		3 Months Ended	12 Months Ended
		Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt		$ 17	$ (17)	$ (1)	$ (81)
Debt redemption price as percentage of principal amount			100.00%
Percentage of repurchase of notes on principal amount of notes			101.00%
Total debt			$ 2,600	2,600
Letters of credit issued			70
Credit Facility Agreement
Debt Instrument [Line Items]
Total debt	[1]		$ 0	$ 0
Collateral Trigger Period [Member]
Debt Instrument [Line Items]
Limit On Consolidated Indebtedness to Consolidated EBITDAX			3.00
Minimum Current Ratio			1.0
7.500% Senior Notes due 2020
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 350
Debt instrument stated interest rate		7.50%	7.50%	7.50%
Debt Instrument, Repurchased Face Amount		$ 150
Debt Instrument Maturity Year			Aug. 01, 2020	Aug. 01, 2020
Total debt	[1]		$ 350	$ 500
6.000% Senior Notes due 2022
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 1,100
Debt instrument stated interest rate			6.00%	6.00%
Debt Instrument Maturity Year			Jan. 15, 2022	Jan. 15, 2022
Total debt	[1]		$ 1,100	$ 1,100
8.250% Senior Notes due 2023
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 500
Debt instrument stated interest rate			8.25%	8.25%
Debt Instrument Maturity Year			Aug. 01, 2023	Aug. 01, 2023
Total debt	[1]		$ 500	$ 500
5.250 % Senior Notes due 2024
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 150	$ 650
Debt instrument stated interest rate		5.25%	5.25%	5.25%
Debt Instrument Maturity Year			Sep. 15, 2024	Sep. 15, 2024
Total debt	[1]		$ 650	$ 500
Before December 31, 2017 [Member] | Collateral Trigger Period [Member]
Debt Instrument [Line Items]
Maximum Limit On Consolidated Secure Indebtedness to Consolidated EBITDAX			3.25
After December 31, 2017 [Member] | Collateral Trigger Period [Member]
Debt Instrument [Line Items]
Maximum Limit On Consolidated Secure Indebtedness to Consolidated EBITDAX			3.00
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,200
Line of Credit Facility, Capacity Available for Specific Purpose Other than for Trade Purchases			$ 1,500

[1]	Interest paid on debt totaled $178 million, $194 million and $120 million for 2017, 2016 and 2015, respectively.